UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.7%
	Consumer Discretionary – 33.7%
	Auction House/Art Dealer – 0.0%
475	Sotheby's	$15,927

	Broadcast Services/Programs – 12.4%
1,200	AMC Networks, Inc. - Class A*	51,312
36,600	CBS Corp. - Class B	1,042,368
400	Discovery Communications, Inc. - Class A*	17,152
27,850	Grupo Televisa SAB - ADR	549,202
21,000	Liberty Interactive Corp. - Class A*	359,520
59,938	Liberty Media Corp. - Liberty Capital - Class A*	4,939,490
36,000	Viacom, Inc. - Class B	1,693,440
		8,652,484
	Building-Residential/Commercial–0.1%
8,100	Brookfield Residential Properties, Inc.*	71,280
200	Lennar Corp. - Class A	4,298
		75,578
	Casino Hotel – 3.4%
18,730	Las Vegas Sands Corp.*	919,830
12,409	Wynn Resorts Ltd.	1,429,889
		2,349,719
	Commercial Services – 0.6%
40,000	Live Nation Entertainment, Inc.*	411,200

	Consumer Products-Miscellaneous – 4.4%
90,778	Jarden Corp.	3,058,311

	Holding Company – 3.3%
60,203	Icahn Enterprises LP	2,294,336

	Motion Pictures & Services – 0.8%
30,005	DreamWorks Animation SKG, Inc. - Class A*	532,589

	Professional Sports – 0.0%
200	Madison Square Garden Co. - Class A*	5,738

	Retail-Apparel/Shoes–0.4%
7,200	Limited Brands, Inc.	301,392

	Retail-Auto Parts – 0.3%
600	AutoZone, Inc.*	208,728

	Retail-Automobiles–4.0%
77,400	AutoNation, Inc.*	2,767,824

	Retail-Building Products – 0.1%
3,959	Orchard Supply Hardware Stores Corp. - Class A*	71,381

	Retail-Major Dept Stores – 3.2%
1,000	J.C. Penney Co., Inc.	41,550

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
	Retail-Major Dept Stores(Continued)
52,000	Sears Holdings Corp.*	$2,191,800
		2,233,350
	Satellite Telecom – 0.7%
16,400	DISH Network Corp. - Class A	457,888
		23,436,445
	Consumer Staples – 0.3%
	Beverages-Wine/Spirits–0.0%
200	Brown-Forman Corp. - Class A	15,894

	Consumer Products-Miscellaneous – 0.3%
12,797	Prestige Brands Holdings, Inc.*	164,314

	Tobacco – 0.0%
200	Philip Morris International, Inc.	14,954
		195,162
	Energy – 6.3%
	Oil Comp-Exploration & Production – 1.5%
2,600	Continental Resources, Inc.*	209,768
600	Paramount Resources Ltd. - Class A*	20,644
36,000	Penn West Petroleum Ltd.	783,360
800	Tourmaline Oil Corp.*	19,372
600	WPX Energy, Inc.*	9,888
		1,043,032
	Oil Comp-Integrated – 4.8%
30,412	Cenovus Energy, Inc.	1,108,213
46,060	Imperial Oil Ltd.	2,194,299
		3,302,512
		4,345,544
	Financials – 40.6%
	Central Banks – 4.8%
6,800	Bank of Japan*	3,332,196

	Commercial Banks-Central U.S. – 1.0%
12,534	BOK Financial Corp.	698,144

	Commercial Banks-Southern U.S. – 0.1%
1,800	Republic Bancorp, Inc. - Class A	45,738

	Holding Company – 7.6%
300	Berkshire Hathaway, Inc. - Class B*	23,511
189,599	Leucadia National Corp.	5,263,268
		5,286,779

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
	Investment Companies – 0.9%
618,065	Urbana Corp. - Class A*	$597,909

	Investment Management/Advisory Services – 6.9%
56,991	Brookfield Asset Management, Inc. - Class A	1,736,516
36,007	Cohen & Steers, Inc.	1,215,956
800	Dundee Corp. - Class A*	19,176
4,000	Onex Corp.	138,880
1,424,000	Value Partners Group Ltd.	835,455
10,419	Virtus Investment Partners, Inc.*	826,956
		4,772,939
	Oil-U.S. Royalty Trusts – 1.8%
28,566	Texas Pacific Land Trust	1,256,904

	Real Estate Operations/Developments – 9.7%
117,018	Forest City Enterprises, Inc. - Class A*	1,536,446
100,400	Howard Hughes Corp.*	5,202,728
		6,739,174
	Reinsurance – 0.9%
24,757	Greenlight Capital Re Ltd. - Class A*	635,512

	REITS-Diversified–1.3%
11,321	Vornado Realty Trust	915,642

	REITS-Manufactured Homes – 1.5%
15,000	Equity Lifestyle Properties, Inc.	1,052,100

	REITS-Regional Malls – 0.3%
13,400	General Growth Properties, Inc.	211,452
502	Rouse Properties, Inc.*	6,205
		217,657
	REITS-Shopping Centers – 3.7%
700,700	Link REIT	2,552,419

	U.S. Exchange – 0.1%
3,600	CBOE Holdings, Inc.	92,124
		28,195,237
	Industrials – 4.7%
	Airport Develop/Maintenance – 1.4%
1,900,000	Beijing Capital International Airport Co., Ltd. - Class H	984,875

	Distribution/Wholesale–0.1%
400	Watsco, Inc.	27,588

	Diversified Manufacturing – 0.1%
2,800	Colfax Corp.*	85,008
100	Danaher Corp.	5,251
		90,259

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (Continued)
	Finance-Leasing Companies – 0.3%
7,800	Air Lease Corp.*	$197,028

	Holding Company – 2.8%
31,560	Jardine Strategic Holdings Ltd. - ADR	1,950,724
		3,250,474
	Information Technology – 6.5%
	Commercial Services-Finance – 3.7%
7,200	Mastercard, Inc. - Class A	2,560,104

	E-Commerce/Service–2.0%
32,000	IAC/InterActiveCorp	1,378,240

	Satellite Telecom – 0.7%
15,600	EchoStar Corp. - Class A*	409,188
1,600	Loral Space & Communications, Inc.*	110,336
		519,524
	Web Portals/ISP – 0.1%
100	Google, Inc. - Class A*	58,011
		4,515,879
	Materials – 6.6%
	Chemicals-Specialty–0.2%
2,400	Valhi, Inc.	129,168

	Gold Mining – 4.5%
69,280	Franco-Nevada Corp.	3,129,933

	Precious Metals – 1.9%
233,800	McEwen Mining, Inc.*	1,356,040
		4,615,141

	Total Common Stocks (Cost $65,832,961)	68,553,882

	Exchange-Traded Funds – 0.4%
	Gaming & Entertainment – 0.4%
8,486	Market Vectors Gaming ETF	278,655

	Growth & Income – 0.0%
200	PowerShares Buyback Achievers Portfolio	5,504
	Total Exchange-Traded Funds (Cost $179,110)	284,159

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks – 0.0%
	Consumer Discretionary – 0.0%
	Retail-Building Products – 0.0%
3,959	Orchard Supply Hardware Stores Corp.	$7,918

	Preferred Stocks (Continued)
	Total Preferred Stocks (Cost $—)	7,918

Principal Amount		Value
	Short-Term Investments – 1.1%
$768,295	UMB Money Market Fiduciary, 0.01%[1]	768,295

	Total Short-Term Investments (Cost $768,295)	768,295

	Total Investments – 100.2% (Cost $66,780,366)	69,614,254
	Liabilities in Excess of Other Assets – (0.2)%	(146,341)
	Total Net Assets – 100.0%	$69,467,913

ADR – American Depository Receipt
LP – Limited Partnership
REIT – Real Estate Investment Trusts

* Non-income producing security.
[1] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Liberty Street Horizon Fund

SUMMARY OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Broadcast Services/Programs	12.4%
Real Estate Operations/Developments	9.7%
Holding Company (Financials)	7.6%
Investment Management/Advisory Services	6.9%
Central Banks	4.8%
Oil Comp-Integrated	4.8%
Gold Mining	4.5%
Consumer Products-Miscellaneous (Consumer Discretionary)	4.4%
Retail-Automobiles	4.0%
Commercial Services-Finance	3.7%
REITS-Shopping Centers	3.7%
Casino Hotel	3.4%
Holding Company (Consumer Discretionary)	3.3%
Retail-Major Dept Stores	3.2%
Holding Company (Industrials)	2.8%
E-Commerce/Service	2.0%
Precious Metals	1.9%
Oil-U.S. Royalty Trusts	1.8%
REITS-Manufactured Homes	1.5%
Oil Comp-Exploration & Production	1.5%
Airport Develop/Maintenance	1.4%
REITS-Diversified	1.3%
Commercial Banks-Central U.S.	1.0%
Reinsurance	0.9%
Investment Companies	0.9%
Motion Pictures & Services	0.8%
Satellite Telecom (Information Technology)	0.7%
Satellite Telecom (Consumer Discretionary)	0.7%
Commercial Services	0.6%
Retail-Apparel/Shoes	0.4%
REITS-Regional Malls	0.3%
Retail-Auto Parts	0.3%
Finance-Leasing Companies	0.3%
Consumer Products-Miscellaneous (Consumer Staples)	0.3%
Chemicals-Specialty	0.2%
U.S. Exchange	0.1%
Diversified Manufacturing	0.1%
Building-Residential/Commercial	0.1%
Retail-Building Products	0.1%
Web Portals/ISP	0.1%
Commercial Banks-Southern U.S.	0.1%
Distribution/Wholesale	0.1%

Liberty Street Horizon Fund

SUMMARY OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Auction House/Art Dealer	0.0%
Beverages-Wine/Spirits	0.0%
Tobacco	0.0%
Professional Sports	0.0%
Total Common Stocks	98.7%
Exchange-Traded Funds
Gaming & Entertainment	0.4%
Growth & Income	0.0%
Total Exchange-Traded Funds	0.4%
Preferred Stocks	0.0%
Short-Term Investments	1.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Liberty Street Horizon Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

Note 1 – Organization

The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term growth of capital. The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares. A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007. Institutional Shares commenced operations on July 11, 2007.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Liberty Street Horizon Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At January 31, 2012, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Taxes

At January 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$66,862,948

Gross Unrealized Appreciation	$11,982,469
Gross Unrealized Depreciation	(9,231,598)

Net Unrealized Appreciation on Investments and Foreign Currency Translations	$2,750,871

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Liberty Street Horizon Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2012 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Observable Inputs)	Level 3 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$68,553,882	$-	$-	$68,553,882
Exchange-Trade Funds	284,159	-	-	284,159
Preferred Stocks	7,918	-	-	7,918
Short-Term Investment	768,295	-	-	768,295
Total Investments, at Value	$69,614,254	$-	$-	$69,614,254

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers between Levels as of the beginning and ending of period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Liberty Street Horizon Fund, a series of Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	3/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/27/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	3/27/12

* Print the name and title of each signing officer under his or her signature.